Other Noncurrent Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Assets, Noncurrent Disclosure [Abstract]
Pension assets	$ 172	$ 124
Spare parts inventory	32	35
Debt issuance costs	4	2
Total	$ 208	$ 161